Condensed Consolidated Statements of Operations and Comprehensive Loss ₩ in Thousands	3 Months Ended				6 Months Ended				12 Months Ended
	Jun. 30, 2018 $ / shares	Jun. 30, 2018 KRW (₩) shares	Jun. 30, 2017 $ / shares	Jun. 30, 2017 KRW (₩) shares	Jun. 30, 2018 $ / shares	Jun. 30, 2018 KRW (₩) shares	Jun. 30, 2017 $ / shares	Jun. 30, 2017 KRW (₩) shares	Dec. 31, 2017 $ / shares	Dec. 31, 2017 KRW (₩) shares	Dec. 31, 2016 $ / shares	Dec. 31, 2016 KRW (₩) shares
Revenue
Total revenue		₩ 1,049,202		₩ 1,003,471		₩ 2,358,685		₩ 1,970,123		₩ 3,972,111		₩ 4,865,140
Cost of revenue
Total cost of revenue		690,973		606,236		1,545,988		1,924,960		3,615,738		3,690,554
Gross margin		358,229		397,235		812,697		45,163		356,373		1,174,586
Selling, general and administrative expenses		771,105		475,570		1,195,183		987,123		2,783,121		2,286,685
Loss from operations		(412,876)		(78,335)		(382,486)		(941,960)		(2,426,748)		(1,112,099)
Other expense:
Interest expense, net		(39,089)		(65,354)		(78,905)		(103,484)		(226,721)		(198,556)
Other income (expense), net		11,286		(3,990)		7,241		(9,478)		(6,639)		(11,070)
Total other expense		(27,803)		(69,344)		(71,664)		(112,962)		(233,360)		(187,486)
Loss before provision for income taxes		(440,679)		(147,679)		(454,150)		(1,054,922)		(2,660,108)		(1,299,585)
Income tax provision (benefit)		5,126		(27,879)		2,196		(27,879)		(9,118)		(16,205)
Net loss		₩ (445,805)		₩ (119,800)		₩ (456,346)		₩ (1,027,043)		₩ (2,650,990)		₩ (1,283,380)
Net loss per common share | $ / shares	$ (19)		$ (486)		$ (20)		$ (7,799)		$ (308.18)		$ (5,227.92)
Weighted average common shares outstanding | shares		22,927,992		246,290		22,525,778		131,681		8,601,977		245,486
Net loss		₩ (445,805)		₩ (119,800)		₩ (456,346)		₩ (1,027,043)		₩ (2,650,990)		₩ (1,283,380)
Other comprehensive income:
Foreign exchange translation loss		(13,135)				(14,919)				(15,781)
Remeasurement of pension liabilities		(18,174)		98,845		(7,786)		98,845		32,326		57,453
Other comprehensive income (loss), net of tax:		(31,309)		98,845		(22,705)		98,845		16,545		57,453
Comprehensive loss		(477,117)		(20,955)		(479,051)		(928,198)		(2,634,445)		(1,225,927)
Product [Member]
Revenue
Total revenue		769,432		467,842		1,018,433		898,801		1,866,863		2,321,425
Cost of revenue
Total cost of revenue		493,431		175,922		675,818		842,290		1,677,034		1,959,184
Service [Member]
Revenue
Total revenue		279,770		535,629		1,340,252		1,071,322		2,105,248		2,543,715
Cost of revenue
Total cost of revenue		₩ 197,542		₩ 430,314		₩ 870,170		₩ 1,082,670		₩ 1,938,704		₩ 1,731,370